Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic EPS
Income	$ 1,429,000	$ 1,670,000	$ 1,456,000	$ 1,607,000	$ 1,234,000	$ 1,635,000	$ 1,413,000	$ 1,395,000	$ 6,161,767	$ 5,675,927	$ 5,370,740
Shares	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001
Per Share Amounts	$ 0.49	$ 0.57	$ 0.49	$ 0.55	$ 0.42	$ 0.56	$ 0.48	$ 0.47	$ 2.09	$ 1.93	$ 1.82
Effect of Diluted Securities:
Senior Convertible Debentures									304,200	304,200	304,200
Senior Convertible Debentures (per Share)									$ (0.10)	$ (0.09)	$ (0.07)
Weighted Average Number of Shares, Restricted Stock									371	111
Diluted EPS
Income									$ 6,463,533	$ 5,977,693	$ 5,672,506
Shares	3,248,790	3,248,526	3,248,444	3,248,442	3,248,415	3,248,361	3,248,249	3,248,230	3,248,572	3,248,312	3,248,201
Per Share Amounts	$ 0.46	$ 0.54	$ 0.47	$ 0.52	$ 0.40	$ 0.53	$ 0.46	$ 0.45	$ 1.99	$ 1.84	$ 1.75
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities									$ 301,766	$ 301,766	$ 301,766
Weighted Average [Member]
Diluted EPS
Share Price	$ 23.02				$ 18.61				$ 23.02	$ 18.61	$ 14.56